Stock-Based Compensation (Details) (USD $)			6 Months Ended	12 Months Ended	1 Months Ended		6 Months Ended	0 Months Ended				1 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2012 2006 Plan stock options	Jun. 30, 2012 2012 Plan stock options	Jun. 30, 2012 Restricted common stock	Dec. 31, 2011 Restricted common stock	May 31, 2011 Restricted common stock Condaptive	Apr. 30, 2012 2012 Plan RSUs	Jun. 30, 2012 2012 Plan RSUs	Nov. 14, 2011 Stock Option Plans	Sep. 02, 2011 Stock Option Plans	Jul. 20, 2011 Stock Option Plans	Mar. 22, 2011 Stock Option Plans	Mar. 31, 2012 Stock Option Plans	Jan. 31, 2012 Stock Option Plans	Jun. 30, 2012 Stock Option Plans	Jun. 30, 2011 Stock Option Plans	Dec. 31, 2011 Stock Option Plans	Dec. 31, 2010 Stock Option Plans	Dec. 31, 2009 Stock Option Plans	Jun. 30, 2012 Stock Option Plans Minimum	Jun. 30, 2011 Stock Option Plans Minimum	Dec. 31, 2011 Stock Option Plans Minimum	Dec. 31, 2010 Stock Option Plans Minimum	Dec. 31, 2009 Stock Option Plans Minimum	Jun. 30, 2012 Stock Option Plans Maximum	Jun. 30, 2011 Stock Option Plans Maximum	Dec. 31, 2011 Stock Option Plans Maximum	Dec. 31, 2010 Stock Option Plans Maximum	Dec. 31, 2009 Stock Option Plans Maximum	Dec. 31, 2011 Stock Option Plans Non-employee third parties
Stock-Based Compensation
Shares reserved for issuance																10,470,855
Shares available for future grants		3,090,443														229,141
Vesting period							6 months									4 years													2 years
Expiration period																10 years
Non-cash stock-based compensation expense			$ 811,000	$ 973,000			$ 111,000							$ 1,100,000	$ 275,000	$ 859,000	$ 412,000	$ 212,000
Assumptions used for estimating the fair value of stock options granted to employees
Risk-free interest rate (as a percent)																			1.10%	2.30%	1.10%	1.30%	1.90%	1.30%	2.40%	2.40%	2.70%	2.70%
Expected life																			5 years 8 months 12 days	5 years 10 months 24 days	5 years 6 months	5 years	5 years	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	5 years 10 months 24 days
Expected volatility (as a percent)																			53.00%	46.00%	44.00%	46.00%	47.00%	54.00%	47.00%	54.00%	47.00%	49.00%
Dividend yield (as a percent)														0.00%	0.00%	0.00%	0.00%	0.00%
Weighted-average grant date fair value (in dollars per share)														$ 5.06	$ 1.30	$ 1.46	$ 0.33	$ 0.33
Number
Options outstanding at the beginning of the period (in shares)	7,147,391	142,250											7,650,498	7,650,498	6,495,430	6,495,430
Granted (in shares)								308,025	248,482	370,109	909,796	142,250	106,250	248,500		1,836,412
Exercised (in shares)														(558,709)		(581,090)
Forfeited (in shares)														(37,263)		(97,544)
Expired (in shares)														(13,385)		(2,710)
Options outstanding at the end of the period (in shares)	7,147,391	142,250												7,289,641		7,650,498	6,495,430
Options vested and exercisable at the end of the period (in shares)														4,974,293		4,826,270
Options vested and expected to vest at the end of the period (in shares)														7,246,937		7,554,968
Weighted-Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)													$ 1.11	$ 1.11	$ 0.44	$ 0.44
Granted (in dollars per share)								$ 4.02	$ 3.49	$ 3.49	$ 2.75	$ 13.00	$ 6.00	$ 10.01		$ 3.21
Exercised (in dollars per share)														$ 0.42		$ 0.29
Forfeited (in dollars per share)														$ 2.96		$ 1.26
Expired (in dollars per share)														$ 0.09		$ 0.76
Options outstanding at the end of the period (in dollars per share)														$ 1.46		$ 1.11	$ 0.44
Options vested and exercisable at the end of the period (in dollars per share)														$ 0.66		$ 0.46
Options vested and expected to vest at the end of the period (in dollars per share)														$ 1.44		$ 1.10
Weighted-Average Remaining Contractual Term (in years)
Options outstanding at the end of the period														6 years 11 months 26 days		7 years 3 months 29 days
Options vested and exercisable at the end of the period														6 years 2 months 23 days		6 years 5 months 8 days
Options vested and expected to vest at the end of the period														6 years 11 months 23 days		7 years 3 months 11 days
Aggregate Intrinsic Value
Options outstanding at the end of the period														85,511,000		37,406,000
Options vested and exercisable at the end of the period														62,351,000		26,748,000
Options vested and expected to vest at the end of the period														85,122,000		37,016,000
Stock-based compensation, additional disclosures
Compensation cost related to unvested awards not yet recognized														3,200,000		2,700,000
Weighted-average period over which unrecognized compensation expense is expected to be recognized			2 years 6 months	3 years										2 years 9 months 18 days		2 years 10 months 24 days
Aggregate intrinsic value of options exercised														9,000,000	860,000	1,700,000	991,000	465,000
Total fair value of shares which vested														942,000	1,000,000	471,000	323,000	114,000
Summary by grant date of the number of shares of common stock granted, exercise price and estimated fair value per share
Number of Shares Underlying Options Granted								308,025	248,482	370,109	909,796	142,250	106,250	248,500		1,836,412
Exercise Price per Share (in dollars per share)								$ 4.02	$ 3.49	$ 3.49	$ 2.75	$ 13.00	$ 6.00	$ 10.01		$ 3.21
Estimated Fair Value per Share (in dollars per share)								$ 4.02	$ 3.34	$ 3.34	$ 2.75
Restricted Common Stock
Number of shares issued to certain stockholders of acquiree entity who became employees of the Company					1,448,080	17,307
Fair value of restricted stock					4,500,000
Percentage of the shares that will be released from restriction at first anniversary					33.00%
Period of anniversary of issuance on which portion of the shares were released					1 year
Percentage of the shares that will be released from restriction on a monthly basis					2.78%
Maximum repurchase price of unvested shares (in dollars per share)					$ 0.001
Weighted-average period over which unrecognized compensation expense is expected to be recognized			2 years 6 months	3 years										2 years 9 months 18 days		2 years 10 months 24 days
Unrecognized compensation expense relating to the restricted stock awards and restricted stock units			4,300,000	3,500,000			114,000
Non-cash stock-based compensation expense			811,000	973,000			111,000							1,100,000	275,000	859,000	412,000	212,000
Aggregate intrinsic value of the unvested restricted stock			$ 12,400,000	$ 8,700,000